Acquisitions and disposals - divestitures (Details) £ in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Dec. 22, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Feb. 10, 2022 GBP (£)	Feb. 10, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Divestments [Line Items]
Proportion of ownership interest divested		100.00%
Exploration expenses							$ 795	$ 1,205	$ 1,004
Net income/(loss) from equity accounted investments							$ (1)	$ 620	$ 259
Gain (loss) on disposal of assets or discontinued operations		$ (258)
Proceeds from extraordinary dividend and repayment of paid-in capital		371
Total consideration		$ 362
Investment In Azerbaijan [Member]
Divestments [Line Items]
Impairment loss recognised in profit or loss	$ 310
Azeri Chirag Gunashli [Member]
Divestments [Line Items]
Additional ownership interest held for sale	7.27%
Baku-Tbilisi-Ceyhan [Member]
Divestments [Line Items]
Additional ownership interest held for sale	8.71%
Karabagh Oil Field [Member]
Divestments [Line Items]
Additional ownership interest held for sale	50.00%
Ekofisk and Martin Linge [Member]
Divestments [Line Items]
Proceeds from divesture/sale			$ 293
Proportion of voting rights held in joint operation			51.00%
Decrease in property, plant and equipment			$ 1,493
Decrease in deferred tax liabilities through sale of business			597
Decrease in asset retirement obligation through sale of business			376
Decrease in taxes payable through sale of business			$ 686
Ekofisk and Martin Linge [Member] | Norpipe Oil [Member]
Divestments [Line Items]
Proportion of ownership interest divested			19.00%
Ekofisk and Martin Linge [Member] | E&P- Norway [Member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations			$ 655
Investments In Russia [Member] | E&P International and the MMP [Member]
Divestments [Line Items]
Impairment loss recognised in profit or loss						$ 1,083
Investments In Russia [Member] | E&P International and the MMP [Member] | Property, plant and equipment [Member]
Divestments [Line Items]
Impairment loss recognised in profit or loss						251
Investments In Russia [Member] | E&P International and the MMP [Member] | Equity accounted investments [Member]
Divestments [Line Items]
Impairment loss recognised in profit or loss						$ 832
Dogger Bank Farm C [Member]
Divestments [Line Items]
Proportion of ownership interest divested				10.00%	10.00%
Proceeds from divesture/sale				£ 68	$ 91
Ownership interest in joint venture				40.00%	40.00%
Gain (loss) on disposal of assets or discontinued operations				£ 65	$ 87